UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-0523

DREYFUS LIQUID ASSETS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Liquid Assets, Inc.
September 30, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--17.4%	Principal Amount ($)	Value ($)

Bank of America N.A.
5.32%, 3/21/07	200,000,000 a	200,000,000
Citibank (South Dakota) N.A., Sioux Falls
5.33%, 12/5/06	100,000,000	100,000,891
First Tennessee Bank N.A. Memphis
5.30% - 5.34%, 11/27/06 - 12/26/06	250,000,000	250,000,000
Union Bank of California, N.A.
5.37%, 10/3/06	200,000,000	200,000,000
Washington Mutual Bank
5.32%, 10/3/06	100,000,000	100,000,267
Wilmington Trust Co., DE
5.40% - 5.47%, 10/6/06 - 3/19/07	100,000,000	100,000,144
Total Negotiable Bank Certificates of Deposit
(cost $950,001,302)		950,001,302
Commercial Paper--69.5%

AIG Funding Inc.
5.26%, 10/26/06	1,400,000	1,394,910
American Express Company
5.27%, 11/1/06	1,300,000	1,294,134
Amstel Funding Corp.
5.33% - 5.47%, 10/13/06 - 12/8/06	79,557,000 b	79,054,135
Aquinas Funding LLC
5.35%, 11/29/06	40,553,000 b	40,202,081
Atlantis One Funding Corp.
5.26% - 5.38%, 10/5/06 - 3/15/07	169,795,000 b	166,887,085
Bank of America N.A.
5.27%, 10/27/06	1,100,000	1,095,829
Barclays U.S. Funding Corp.
5.30% - 5.42%, 10/10/06 - 12/27/06	260,000,000	258,598,596
Bear Stearns Cos. Inc.
5.38%, 3/20/07	10,000,000	9,752,556
Beethoven Funding Corp.
5.28% - 5.31%, 10/13/06 - 11/21/06	86,704,000 b	86,061,558
Beta Finance Inc.
5.38%, 3/19/07	17,000,000 b	16,581,819
Bryant Park Funding LLC
5.43%, 10/23/06	50,130,000 b	49,965,796
CAFCO LLC
5.27% - 5.33%, 10/23/06 - 12/7/06	51,400,000 b	50,906,036
Canadian Imperial Bank of Commerce
5.32%, 10/10/06	20,000,000	19,973,650
CC (USA) Inc.
5.35% - 5.45%, 10/10/06 - 11/29/06	110,800,000 b	110,431,724
CHARTA LLC
5.33% - 5.37%, 10/3/06 - 12/5/06	74,924,000 b	74,441,772
CIESCO LLC

5.28% - 5.33%, 10/17/06 - 12/6/06	127,685,000 b	126,476,046
Citigroup Funding Inc.
5.32%, 10/10/06	150,000,000	149,802,188
Concord Minutemen Capital Co. LLC
5.37% - 5.46%, 10/6/06 - 3/12/07	245,774,000 b	243,482,759
CRC Funding LLC
5.33% - 5.34%, 12/4/06 - 12/5/06	230,000,000 b	227,843,083
Credit Suisse (USA) Inc.
5.26%, 10/10/06	1,000,000	998,687
Crown Point Capital Co. LLC
5.47%, 10/11/06	34,729,000 b	34,676,955
Cullinan Finance Ltd.
5.38%, 3/13/07	106,947,000 b	104,410,981
Danske Corp., Delaware
5.27%, 10/18/06	1,200,000	1,197,025
Deutsche Bank Financial LLC
5.34%, 10/2/06	75,000,000	74,988,875
Dexia Delaware LLC
5.25%, 10/13/06	646,000	644,872
Falcon Asset Securitization Corp.
5.27%, 10/13/06	1,400,000 b	1,397,545
FCAR Owner Trust, Ser. I
5.35% - 5.38%, 11/15/06 - 3/14/07	265,000,000	263,053,549
Gemini Securitization Corp., LLC
5.34% - 5.40%, 10/4/06 - 12/1/06	80,000,000 b	79,540,139
General Electric Capital Corp.
5.34%, 11/21/06	100,000,000	99,253,417
General Electric Co.
5.28%, 10/31/06	1,400,000	1,393,875
Govco Inc.
5.33% - 5.35%, 11/27/06 - 12/12/06	110,000,000 b	108,953,493
Grampian Funding Ltd.
5.45%, 10/25/06	140,000,000 b	139,498,800
HSBC Finance Corporation
5.26%, 10/19/06	1,300,000	1,296,594
ING America Insurance Holdings Inc.
5.46%, 10/12/06	33,000,000	32,945,651
K2 (USA) LLC
5.33% - 5.47%, 10/13/06 - 12/4/06	86,700,000 b	86,166,507
Mane Funding Corp.
5.35%, 11/28/06	138,541,000 b	137,362,478
Merrill Lynch & Co. Inc.
5.24%, 10/30/06	1,300,000	1,294,544
Old Line Funding LLC
5.28%, 10/16/06	1,400,000 b	1,396,932
Premier Asset Collateralized Entity LLC
5.35%, 11/20/06	40,000,000 b	39,706,667
Prudential Funding LLC
5.25%, 10/11/06	1,200,000	1,198,253
Sanpaolo IMI U.S. Financial Co.
5.33%, 12/1/06	200,000,000	198,217,444
Sigma Finance Inc.

5.46%, 10/11/06 - 10/12/06	150,000,000 b	149,764,188
Societe Generale N.A. Inc.
5.33% - 5.38%, 12/8/06 - 3/15/07	238,000,000	234,230,822
Thames Asset Global Securitization No 1 Inc.
5.38%, 10/4/06	11,045,000 b	11,040,094
Total Capital S.A.
5.27%, 11/16/06	1,200,000 b	1,191,981
Toyota Motor Credit Corp.
5.22% - 5.33%, 10/10/06 - 11/29/06	201,000,000 b	199,274,586
UBS Finance Delaware LLC
5.28%, 10/24/06	1,400,000	1,395,298
Unicredit Delaware Inc.
5.34%, 11/21/06	80,000,000	79,402,733
Windmill Funding Corp.
5.28%, 11/2/06	1,202,000 b	1,196,391
Total Commercial Paper
(cost $3,801,335,133)		3,801,335,133
Corporate Notes--7.3%

Bank of America N.A.
5.29%, 5/25/07	25,000,000 a	25,000,000
Harrier Finance Funding Ltd.
5.32%, 11/15/06 - 5/18/07	225,000,000 a,b	224,994,212
Morgan Stanley
5.35%, 10/3/06	150,000,000 a	150,000,000
Total Corporate Notes
(cost $399,994,212)		399,994,212
Promissory Note--3.2%

Goldman Sachs Group Inc.
5.52%, 10/2/06
(cost $175,000,000)	175,000,000	175,000,000
U.S. Government Agencies--.0%

Federal National Mortgage Association
5.17%, 10/25/06
(cost $1,295,537)	1,300,000	1,295,537
Time Deposits--2.9%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.35%, 10/2/06
(cost $157,000,000)	157,000,000	157,000,000
Total Investments (cost $5,484,626,184)	100.3%	5,484,626,184
Liabilities, Less Cash and Receivables	(.3%)	(14,262,318)
Net Assets	100.0%	5,470,363,866

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $2,592,905,843 or 47.4% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 21, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)